CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS DENOMINATED BY CURRENCY (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	¥ 1,847,753	¥ 1,268,515
RMB
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	1,770,091	1,235,719
HKD
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	77,608	32,650
USD
Disclosure of cash and cash equivalents and short-term deposits [line items]
Cash and cash equivalents and short-term deposits	¥ 54	¥ 146